Unearned Premiums (Details) - Schedule of unearned premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	$ 277,268	$ 206,214	$ 168,255
Premiums written	545,582	467,273	349,292
Premiums earned	(494,124)	(396,219)	(311,333)
Total	328,726	277,268	206,214
Reinsurers’ Share [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	(50,077)	(33,917)	(32,567)
Premiums written	(162,973)	(128,863)	(97,139)
Premiums earned	148,926	112,703	95,789
Total	(64,124)	(50,077)	(33,917)
Net [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	227,191	172,297	135,688
Premiums written	382,609	338,410	252,153
Premiums earned	(345,198)	(283,516)	(215,544)
Total	$ 264,602	$ 227,191	$ 172,297